Note 10 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Other Assets [Table Text Block]
	December 31
	2018	2017

Deferred charges	$1,408	$1,053
Land use rights	687	706
Refundable deposits	433	421
Deferred income tax assets – noncurrent	50	120

Total	$2,578	$2,300